Restatement of Previously Issued Financial Statements - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Accounting Changes and Error Corrections [Abstract]
Numerator for basic income (loss) per share	$ (581)	$ 2,723	$ 1,514	$ 237	$ (2,153)	$ (6,127)		$ 1,322	$ 3,880
Denominator for basic income (loss) per share	32,622,377	25,238,412	12,009,285	14,556,050	31,366,292	23,094,457	23,817,184	15,624,999	2,087,068
Basic income (loss) per common share	$ (0.02)	$ 0.11	$ 0.13	$ 0.02	$ (0.07)	$ (0.27)	$ (0.31)	$ 0.08	$ 1.86
Numerator for diluted income (loss) per share	$ (581)	$ 2,723	$ 1,514	$ 237	$ (2,153)	$ (6,127)		$ 1,322	$ 3,880
Adjust: Fair value of dilutive warrants outstanding		(3,429)	(2,756)	(2,149)				(5,020)	0
Numerator for diluted income (loss) per share	$ (581)	$ (706)	$ (1,242)	$ (1,912)	$ (2,153)	$ (6,127)		$ (3,698)	$ 3,880
Plus: Incremental shares underlying warrants outstanding		8,252,777	5,624,075	5,150,160				5,135,411	0
Denominator for diluted income (loss) per share	32,622,377	33,491,189	17,633,360	19,706,210	31,366,292	23,094,457	23,817,184	20,760,410	2,087,068
Diluted income (loss) per common share	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.10)	$ (0.07)	$ (0.27)	$ (0.31)	$ (0.18)	$ 1.86	[1]

[1]	The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.